EQUITY INDEX FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED JULY 2, 2019 TO

PROSPECTUS DATED JULY 31, 2018

1.

Thomas E. O’Brien, CFA, is no longer the portfolio manager of the Global Real Estate Index Fund and the Global Sustainability Index Fund. Volter Bagriy and Brent D. Reeder will assume portfolio management responsibilities for the Global Real Estate Index Fund. Mr. Reeder and Steven J. Santiccioli will assume portfolio management responsibilities for the Global Sustainability Index Fund. All references to Mr. O’Brien in the Prospectus are hereby deleted.

2.	The paragraph under the section entitled “FUND SUMMARIES – Global Real Estate Index Fund – Management” on page 45 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Global Real Estate Index Fund. Brent D. Reeder, Senior Vice President of NTI and Volter Bagriy, Vice President of NTI, have been managers of the Fund since July 2019. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – Global Sustainability Index Fund – Management” on page 50 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Global Sustainability Index Fund. Brent D. Reeder, Senior Vice President of NTI, and Steven J. Santiccioli, Vice President of NTI, have been managers of the Fund since July 2019. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

4.	The eighth, ninth and tenth paragraphs under the section entitled “FUND MANAGEMENT” on page 68 of the Prospectus are deleted and replaced with the following:

The manager for the Emerging Markets Equity Index Fund and International Equity Index Fund is Steven J. Santiccioli, Vice President of NTI. Mr. Santiccioli has been a manager since July 2007 and joined NTI in 2003. Mr. Santiccioli manages various quantitative equity portfolios. Mr. Santiccioli is also a portfolio manager of the Global Sustainability Index Fund.

The managers for the Global Real Estate Index Fund are Brent D. Reeder, Senior Vice President of NTI, and Volter Bagriy, Vice President of NTI. Messrs. Bagriy and Reeder have been managers of the Fund since July 2019. Mr. Reeder joined NTI in 1993 and has managed quantitative equity portfolios. Mr. Reeder is also a portfolio manager of the Global Sustainability Index Fund, Mid Cap Index Fund, Small Cap Index Fund, and Stock Index Fund. Mr. Bagriy joined NTI in 2014 and serves as a portfolio manager on the Global Index team.

The managers for the Global Sustainability Index Fund are Brent D. Reeder, Senior Vice President of NTI, and Steven J. Santiccioli, Vice President of NTI. Messrs. Reeder and Santiccioli have been managers of the Fund since July 2019. Mr. Reeder is also a portfolio manager of the Global Real Estate Index Fund, Mid Cap Index Fund, Small Cap Index Fund, and Stock Index Fund. Mr. Santiccioli is also a portfolio manager of the Emerging Markets Equity Index Fund and International Equity Index Fund.

The manager for the Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund is Brent D. Reeder, Senior Vice President of NTI. Mr. Reeder has been a manager since November 2006. Mr. Reeder is also a Portfolio Manager of the Global Real Estate Index Fund and Global Sustainability Index Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	EQTY PRO (07/19)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED JULY 2, 2019 TO

SAI DATED JULY 31, 2018, AS SUPPLEMENTED

1.

Thomas E. O’Brien, CFA, is no longer the portfolio manager of the Global Real Estate Index Fund and Global Sustainability Index Fund. Volter Bagriy and Brent D. Reeder will assume portfolio management responsibilities for the Global Real Estate Index Fund. Mr. Reeder and Steven J. Santiccioli will assume portfolio management responsibilities for the Global Sustainability Index Fund. All references to Mr. O’Brien in the SAI are hereby deleted.

2.

The information for the Global Real Estate Index Fund and Global Sustainability Index Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 110 of the SAI is replaced with the following:

Portfolio Manager(s)
Global Real Estate Index Fund‡‡	Brent D. Reeder and Volter Bagriy
Global Sustainability Index Fund‡‡‡	Brent D. Reeder and Steven J. Santiccioli

‡‡	Mr. Bagriy and Mr. Reeder became Portfolio Managers of the Global Real Estate Index Fund effective July 2019.
‡‡‡	Mr. Reeder and Mr. Santiccioli became Portfolio Managers of the Global Sustainability Index Fund effective July 2019.

3.	The following information, as of March 31, 2019, with respect to Mr. Bagriy is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 111:

The table below discloses the accounts within each type of category listed below for which Volter Bagriy* was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2019.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	3	176.7	0	0
Other Pooled Investment Vehicles:	10	43,331.4	0	0
Other Accounts:	4	930.3	0	0

*	Mr. Bagriy became a Portfolio Manager of the Global Real Estate Index Fund effective July 2019.

4.	The following information for Brent D. Reeder replaces the previous disclosure under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 117:

The table below discloses accounts within each type of category for which Brent D. Reeder* was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2019:

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	3	$11,333.0	0	$0
Other Registered Investment Companies:	22	17,880.0	0	0
Other Pooled Investment Vehicles:	93	211,092.0	0	0
Other Accounts:	83	52,935.0	0	0

*	Mr. Reeder became a Portfolio Manager of the Global Real Estate Index Fund and Global Sustainability Index Fund effective July 2019.

5.	The following information for Steven J. Santiccioli replaces the previous disclosure under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 117:

The table below discloses the accounts within each type of category listed below for which Steven J. Santiccioli* was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2019.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	2	$9,481.5	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	3	23,700.1	0	0
Other Accounts:	6	3,810.0	0	0

*	Mr. Santiccioli became a Portfolio Manager of the Global Sustainability Index Fund effective July 2019.

6.

The information in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 120 of the SAI for the Global Real Estate Index Fund and Global Sustainability Index Fund is deleted in its entirety and replaced with the following:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Volter Bagriy‡‡	Global Real Estate Index Fund	None
Brent D. Reeder‡‡‡	Global Real Estate Index Fund	None
Brent D. Reeder‡‡‡	Global Sustainability Index Fund	None
Steven J. Santiccioli‡‡‡‡	Global Sustainability Index Fund	None

‡‡	Mr. Bagriy became a Portfolio Manager of the Global Real Estate Index Fund effective July 2019. Amounts are shown as of March 31, 2019.
‡‡‡	Mr. Reeder became a Portfolio Manager of the Global Real Estate Index Fund and the Global Sustainability Index Fund effective July 2019. Amounts are shown as of March 31, 2019.
‡‡‡‡	Mr. Santiccioli became a Portfolio Manager of the Global Sustainability Index Fund effective July 2019. Amounts are shown as of March 31, 2019.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NFSAIEQ (07/19)